Putnam Investments

One Post Office Square

Boston, MA 02109

November 4, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:

Putnam Europe Equity Fund (Reg. No. 33-25658) (811-5693) (the “Fund”)

Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen Tate at 1-800-225-2465, ext. 1648.

Very truly yours,

PUTNAM EUROPE EQUITY FUND

By: /s/ Charles E. Porter

Charles E. Porter

Executive Vice President, Associate Treasurer and Principal Executive Officer

EurEq497j.doc